Description of Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Company and Background
Sonder Holdings Inc. is headquartered in San Francisco, California, and together with its wholly owned subsidiaries (collectively Sonder) provides short and long-term accommodations to travelers in various cities across North America, Europe and the Middle East. The Sonder units in each multi-family building and each hotel property are selected, designed and managed directly by Sonder.
On December 20, 2019, Sonder completed the execution of a corporate inversion. Sonder Holdings Inc., which was a newly created entity incorporated under the laws of Delaware, became the successor of Sonder Canada Inc. As a part of the corporate inversion, Sonder also centralized its non-North American operations under Sonder International Holdings Ltd, a newly-created entity incorporated under the laws of the United Kingdom and a wholly-owned subsidiary of Sonder Holdings Inc.